GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998

ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- 6.5%
Barrick Gold Corp. ADR's                          51,100          $ 1,092,263
E. I. du Pont
   de Nemours & Co.                               11,400              655,500
Martin Marietta
   Materials Inc.                                 34,000            1,668,125
Mead Corp.                                        36,200            1,144,825
                                                                  -----------
                                                                    4,560,713
                                                                  -----------

CONSUMER BASICS -- 2.9%
--------------------------------------------------------------------------------
Philip Morris Co., Inc.                           40,000            2,045,000
                                                                  -----------

CONSUMER DURABLE -- 7.0%
--------------------------------------------------------------------------------
Dana Corp.                                        42,600            1,781,213
Goodyear Tire & Rubber                            20,300            1,093,663
Meritor Automotive Inc.                           84,000            1,569,750
Sunbeam Corp.                                     73,900              498,825
                                                                  -----------
                                                                    4,943,451
                                                                  -----------

CONSUMER SERVICES -- 3.7%
--------------------------------------------------------------------------------
McDonalds Corp.                                   22,600            1,511,375
Walt Disney Co.                                   41,850            1,127,334
                                                                  -----------
                                                                    2,638,709
                                                                  -----------

ENERGY -- 15.6%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                27,300            1,508,325
Burlington Resources Inc.                         40,300            1,659,856
Diamond Offshore
   Drilling, Inc.                                 35,500            1,089,406
Exxon Corp.                                       29,800            2,123,249
Halliburton Co.                                   50,100            1,800,469
Mobil Corp.                                       26,700            2,020,856
Transocean Offshore Inc.                          21,900              808,931
                                                                  -----------
                                                                   11,011,092
                                                                  -----------

FINANCE -- 23.4%
--------------------------------------------------------------------------------
Bank One Corp.                                    44,400            2,170,049
Bankamerica Corp.                                 31,000            1,780,563
Bankers Trust Corp.                               10,900              684,656
Chase Manhattan
   Bank Corp.                                     41,100            2,334,993
Everest Reinsurance
   Holdings                                       34,400            1,184,650
Franklin Resources Inc.                           19,700              744,906
J.P. Morgan & Co., Inc.                           16,300            1,536,275
Morgan Stanley
   Dean Witter & Co.                              39,230            2,540,142
Safeco Corp.                                      51,400            2,226,262
Washington Mutual Inc.                            36,700            1,373,956
                                                                  -----------
                                                                   16,576,452
                                                                  -----------

HEALTHCARE SERVICES -- 5.8%
--------------------------------------------------------------------------------
American Home
   Products Corp.                                 33,400            1,628,250
Oxford Health Plans                              105,400            1,245,038
Wellpoint Health
   Networks Inc.                                  16,700            1,229,538
                                                                  -----------
                                                                    4,102,826
                                                                  -----------
INDUSTRIAL SERVICES -- 1.7%
--------------------------------------------------------------------------------
Waste Management Inc.                             25,900            1,168,738
                                                                  -----------

RETAIL -- 3.5%
--------------------------------------------------------------------------------
Federated Department
   Stores Inc.*                                   16,200              622,688
Premark International Inc.                        15,700              497,494
Tommy Hilfiger Corp.*                             16,700              775,506
Toys "R" Us Inc.*                                 27,800              543,838
                                                                  -----------
                                                                    2,439,526
                                                                  -----------
TECHNOLOGY -- 9.4%
--------------------------------------------------------------------------------
Compaq Computer Corp.                             27,800              879,175
Hewlett Packard Co.                               12,900              776,419
Honeywell Inc.                                    17,900            1,429,763
International Business
   Machines                                        7,000            1,039,063
Raytheon Corp.                                    31,700            1,840,581
Sun Microsystems Inc.*                            11,600              675,700
                                                                  -----------
                                                                     6,640,701
                                                                  -----------
TRANSPORTATION -- 2.4%
--------------------------------------------------------------------------------
Union Pacific Corp.                               35,400            1,685,925
                                                                  -----------

UTILITIES -- 15.1%
--------------------------------------------------------------------------------
American Electric
   Power Inc.                                     18,600              910,238
American Telephone
   & Telegraph Corp.                              54,900            3,417,524
Bell Atlantic Corp.                               26,100            1,386,563
Cinergy Corp.                                     28,700              990,150
Entergy Corp.                                     32,800              943,000

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998

ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
Public Service
   Enterprise Group                               17,000         $   646,000
SBC Communications Inc.                           37,000           1,713,563
Texas Utilities Co.                               14,600             638,750
                                                                 -----------
                                                                  10,645,788
                                                                 -----------
TOTAL COMMON
   STOCKS
   (Identified Cost
   $73,461,059)                                                  $68,458,921
                                                                 -----------

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 0.9%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   5.35% due 11/02/98                                                610,909
                                                                 -----------
TOTAL INVESTMENTS
   (Identified Cost
   $74,071,968)                                     97.9%         69,069,830

OTHER ASSETS,
   LESS LIABILITIES                                  2.1           1,514,870
                                                   -----         -----------
NET ASSETS                                         100.0%        $70,584,700
                                                   =====         ===========



ADRs -- American Depositary Receipts

* Non income producing securities

See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $74,071,968)       $69,069,830
Cash                                                                     37,340
Receivable for investments sold                                       2,039,939
Dividends and interest receivable                                       102,917
--------------------------------------------------------------------------------
  Total assets                                                       71,250,026
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                        575,524
Payable to affiliate--Management fee (Note 2)                            39,907
Accrued expenses and other liabilities                                   49,895
--------------------------------------------------------------------------------
  Total liabilities                                                     665,326
--------------------------------------------------------------------------------
NET ASSETS                                                          $70,584,700
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $70,584,700
================================================================================



GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME:
Dividend income (net of foreign tax of $8,756)        $822,900
Interest income                                        130,277
--------------------------------------------------------------------------------
                                                                       $953,177
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               329,723
Custody and fund accounting fees                        64,163
Audit fees                                              27,500
Legal fees                                              11,869
Trustees fees                                            2,039
Other                                                    1,401
--------------------------------------------------------------------------------
  Total expenses                                       436,695
Less aggregate amounts waived by the Manager           (83,501)
--------------------------------------------------------------------------------
  Net expense                                                           353,194
--------------------------------------------------------------------------------
Net investment income                                                   599,983
Net realized loss from investment transactions      (4,352,369)
Unrealized depreciation of investments              (5,002,138)
--------------------------------------------------------------------------------
    Net realized and unrealized loss on investments                  (9,354,507)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                ($8,754,524)
================================================================================


See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                              $599,983
Net realized loss on investment transactions                     (4,352,369)
Unrealized depreciation of investments                           (5,002,138)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations             (8,754,524)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                      89,328,025
Value of withdrawals                                             (9,988,801)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions             79,339,224
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                      70,584,700
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                      --
--------------------------------------------------------------------------------
End of period                                                   $70,584,700
================================================================================


GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $70,585
Ratio of expenses to average net assets                                0.75%*
Ratio of net investment income to average net assets                   1.27%*
Portfolio turnover                                                       59%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the period indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                                         0.93%*
Net investment income to average net assets                            1.09%*
================================================================================
* Annualized

See notes to financial statements

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Growth & Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified,  open-end  management  investment  company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on March 2, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.
   The  preparation of financial  statements in accordance  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.
   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the
Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fees paid to Citibank, amounted to $329,723, of which $83,501 was voluntarily waived for the period March 2, 1998 (Commencement of Operations) to October 31, 1998. The management fees are computed at the annual rate of 0.70% of the Portfolio's average daily net assets.
   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $118,582,038 and $40,768,610, respectively, for the period March 2, 1998 (Commencement of Operations) to October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $74,235,391
================================================================================
Gross unrealized appreciation                                       $ 2,514,044
Gross unrealized depreciation                                        (7,679,605)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $(5,165,561)
================================================================================

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period March 2, 1998 (Commencement of Operations) to October 31, 1998, the commitment fee was allocated to the Portfolio was $168. Since the line of credit was established, there have been no borrowings.

GROWTH & INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, GROWTH &INCOME PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Growth &Income Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations) through October 31, 1998. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.
   We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.
   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations) through October 31, 1998, in accordance with U.S. generally accepted accounting principles.




PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 23.9%
--------------------------------------------------------------------------------
AHL Services Inc.*                               125,595          $ 4,238,831
Abacus Direct Corp.*                             129,950            6,335,063
Cultural Access
   Worldwide *                                   136,765            1,162,502
Lamar Advertising Co.*                           167,900            5,241,628
Metzler Group Inc.*                              100,085            4,203,570
NFO Worldwide Inc.*                              191,595            1,796,203
Probusiness
   Services Inc.*                                146,482            5,355,748
Profit Recovery Group
   International Inc.*                           200,005            6,137,653
Rental Service Corp.*                            188,710            4,198,798
Romac International Inc.*                        168,950            2,956,625
Sylan Learning
   System Inc.*                                   60,900            1,922,346
Wilmar Industries Co.*                           121,190            2,999,453
--------------------------------------------------------------------------------
                                                                   46,548,420
--------------------------------------------------------------------------------

COMMODITIES & PROCESSING -- 2.7%
--------------------------------------------------------------------------------
OM Group Inc.                                    115,795            3,777,812
Synthetic Industries Inc.*                       102,390            1,446,259
--------------------------------------------------------------------------------
                                                                    5,224,071
--------------------------------------------------------------------------------

CONSUMER DURABLE -- 2.1%
--------------------------------------------------------------------------------
Tower Automotive Inc.*                           186,165            4,142,171
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 2.8%
--------------------------------------------------------------------------------
Beringer Wine Estate
   Holdings *                                     78,240            3,550,140
Horizon Organic
   Holding Corp.                                  80,030            1,010,379
Natrol Inc.                                       81,010              931,615
--------------------------------------------------------------------------------
                                                                    5,492,134
--------------------------------------------------------------------------------

CONSUMER SERVICES -- 12.3%
--------------------------------------------------------------------------------
Central Packing Corp.                            111,155            4,661,563
DeVry Inc.                                        82,875            1,823,250
Gray Communications
   Systems Inc.*                                 163,792            2,272,614
Heftel Broadcasting
   Corp.*                                        118,293            4,864,800
Metro Networks Inc.*                              83,275            3,049,947
Premier Parks Inc.*                              206,415            4,579,833
SFX Entertainment Inc.                            83,600            2,643,850
--------------------------------------------------------------------------------
                                                                   23,895,857
--------------------------------------------------------------------------------


ELECTRONICS/TECHNICAL SERVICES -- 21.0%
--------------------------------------------------------------------------------
Aspect Development Inc.                           44,700          $ 1,412,241
CDW Computer
   Centers Inc.*                                  60,430            4,528,473
Engineering
   Animation Inc.*                                37,000            1,621,062
Harbinger Corp.*                                 175,250            1,161,031
Inacom Corp.*                                    117,930            2,284,894
Legato Systems Inc.                               52,295            2,046,042
Lernout & Hauspie
   Speech Products*                              112,460            4,456,227
Lycos Inc.*                                       90,000            3,656,250
Micron Electronics Inc.                          122,805            2,571,230
Network Appliance Inc.                            35,620            1,950,195
PC Connection Inc.*                              118,835            1,812,234
Sapient Corp.*                                    70,385            3,171,724
Sipex Corp.*                                     158,675            4,403,231
Tekelec Inc.*                                     75,900            1,337,281
Whittman Hart Inc.*                              220,140            4,375,283
--------------------------------------------------------------------------------
                                                                   40,787,398
--------------------------------------------------------------------------------

ENERGY MINERALS -- 2.5%
-------------------------------------------------------------------------------
Forcenergy Inc.*                                 156,880              931,475
Petroleum Geo.
   Services*                                     110,600            2,364,075
Range Resources Corp.                            261,995            1,490,096
--------------------------------------------------------------------------------
                                                                    4,785,646
--------------------------------------------------------------------------------

FINANCE -- 7.6%
--------------------------------------------------------------------------------
Cullen Frost Bankers Inc.                         57,730            3,074,122
Centura Banks Inc.                                27,000            1,863,000
Executive Risk Inc.                               84,415            4,009,712
First Republic Bank
   of San Francisco*                             121,225            3,000,319
Peoples Heritage
   Financial Group                               154,590            2,782,620
--------------------------------------------------------------------------------
                                                                   14,729,773
--------------------------------------------------------------------------------

HEALTH SERVICES/TECHNOLOGY -- 11.4%
--------------------------------------------------------------------------------
Andrx Corp.*                                      24,600              956,202
Barr Labs Inc.*                                   63,700            2,177,744
Concentra Managed
   Care Inc.*                                     88,315              905,229
Human Genome
   Sciences Inc.*                                 52,000            1,800,500

Parexel International
   Corp.*                                        156,785          $ 3,459,069
Professional Detailing Inc.                      110,470            2,582,236
Steris Corp.                                      92,515            2,127,845
Total Renal Care
  Holdings Inc.                                  203,768            4,992,316
Viropharma Inc.*                                 181,365            3,287,241
--------------------------------------------------------------------------------
                                                                   22,288,382
--------------------------------------------------------------------------------

INDUSTRIAL SERVICES -- 2.1%
--------------------------------------------------------------------------------
Service Experts Inc.*                             86,905            2,623,445
Waste Connections Inc.                            78,500            1,491,500
--------------------------------------------------------------------------------
                                                                    4,114,945
--------------------------------------------------------------------------------

PRODUCER MANUFACTURING -- 1.8%
--------------------------------------------------------------------------------
Aptargroup Inc.                                   34,200              959,604
Ha Lo Industrial Inc.                             91,745            2,591,796
--------------------------------------------------------------------------------
                                                                    3,551,400
--------------------------------------------------------------------------------

RETAIL -- 3.2%
--------------------------------------------------------------------------------
Men's Wearhouse Inc.*                             93,757            2,273,607
Wholesales Foods
   Market Inc.*                                   98,545            3,947,959
--------------------------------------------------------------------------------
                                                                    6,221,566
--------------------------------------------------------------------------------

TRANSPORTATION -- 3.0%
--------------------------------------------------------------------------------
Eagle U.S.A.
   Airfreight Inc.*                              159,755            2,046,861
Hub Group Inc.*                                   57,040            1,026,720
United Road
   Services Inc.                                 178,525            2,856,400
--------------------------------------------------------------------------------
                                                                    5,929,981
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Identified Cost $181,875,215)                                 187,711,744
--------------------------------------------------------------------------------


ISSUER                                                                 VALUE

SHORT-TERM OBLIGATIONS AT AMORTIZED COST -- 4.1%
--------------------------------------------------------------------------------
Aubrey G. Lanston
   Government
   Repurchase Agreement
   5.45% due 11/02/98
   proceeds at
   maturity $7,890,582
   (collateralized by
   $7,528,000 U.S.
   Treasury Note
   5.625% due 12/31/02
   valued at $8,045,550)                                          $ 7,887,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Identified Cost
   $189,762,215)                                   100.5%          195,598,744
OTHER ASSETS,
   LESS LIABILITIES                                 (0.5)            (927,501)
--------------------------------------------------------------------------------
NET ASSETS                                         100.0%         $194,671,243
--------------------------------------------------------------------------------

*Non income producing securities
See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $189,762,215)    $195,598,744
Cash                                                                       884
Receivable for securities sold                                       4,504,213
Interest receivable                                                      2,388
--------------------------------------------------------------------------------
  Total assets                                                     200,106,229
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    5,175,433
Payable to affiliates-- Management fees (Note 2)                       110,621
Accrued expenses and other liabilities                                 148,932
--------------------------------------------------------------------------------
  Total liabilities                                                  5,434,986
--------------------------------------------------------------------------------
NET ASSETS                                                        $194,671,243
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                          $194,671,243
--------------------------------------------------------------------------------


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME:
Dividend income                                      $395,671
Interest income                                       444,717
--------------------------------------------------------------------------------
                                                                     $840,388
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                            1,673,322
Custody and fund accounting fees                      151,541
Audit fees                                             29,300
Legal fees                                             27,037
Shareholder reports                                     5,970
Trustees fees                                           5,049
Other                                                  71,065
--------------------------------------------------------------------------------
  Total expenses                                                    1,963,284
--------------------------------------------------------------------------------
Net investment loss                                                (1,122,896)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized depreciation of investments             (2,606,875)
Less unrealized appreciation from contributed assets (Note 1)      25,188,211
--------------------------------------------------------------------------------
Unrealized depreciation of investments                            (27,795,086)
Net realized loss from investment transactions                     (9,691,394)
--------------------------------------------------------------------------------
    Net realized and unrealized (loss) on investments             (37,486,480)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             ($38,609,376)
--------------------------------------------------------------------------------


See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                   TEN MONTHS
                                    YEAR ENDED        ENDED       YEAR ENDED
                                   OCTOBER 31,  OCTOBER 31, 1997 DECEMBER 31,
                                       1998         (Note 1F)        1996
================================================================================

INCREASE (DECREASE) IN NET
  ASSETS FROM:
  OPERATIONS:
Net investment income gain (loss)$ (1,122,896)    $ (139,259)       $ 28,536
Net realized gain (loss)
  on investment transactions       (9,691,394)       785,204       1,063,995
Unrealized appreciation
   (depreciation)of investments   (27,795,086)     6,200,702       1,516,882
--------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting
  from operations                 (38,609,376)     6,846,647       2,609,413
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions
  (Note 1)                        260,666,527   18,404,723      45,631,942
Value of withdrawals              (76,983,925)   (22,795,675)     (6,088,455)
--------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from
  capital transactions            183,682,602     (4,390,952)     39,543,487
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:       145,073,226      2,455,695      42,152,900
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                49,598,017     47,142,322       4,989,422
--------------------------------------------------------------------------------
End of period                    $194,671,243    $49,598,017     $47,142,322
--------------------------------------------------------------------------------



SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
                                       TEN MONTHS                JUNE 21, 1995
                                          ENDED                  (COMMENCEMENT
                            YEAR ENDED OCTOBER 31, YEAR ENDED   OF OPERATIONS)
                           OCTOBER 31,    1997    DECEMBER 31,  TO DECEMBER 31,
                               1998     (Note 1F)     1996           1995
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)          $194,671     $49,598    $47,142         $4,989
Ratio of expenses to
   average net assets          0.88%       0.85%*     0.61%          0.00%*
Ratio of net investment
  income (loss) to average
   net assets                 (0.50)%     (0.37)%*    0.15%          1.22%*
Portfolio turnover               51%        108%        89%            41%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets 0.88%       1.04%*     1.17%          2.50%*
Net investment loss to average
  net assets                  (0.50)%     (0.56)%*   (0.41)%        (1.28)%*
--------------------------------------------------------------------------------

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Growth Portfolio (the "Portfolio"), (formerly Small Cap Equity Portfolio), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.
     On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $15,439,632, $38,272,468, $75,166,816 and
$37,432,299  including  $2,166,532,   $5,841,516,  $11,815,501  and  $5,364,662,
respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets, along with current year contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets. The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The significant accounting policies consistently followed by the Portfolio are as follows: A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the
Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.
   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolios' business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fees paid to Citibank, amounted to $1,673,322 for the period ended October 31, 1998. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $103,419,429  and   $127,921,527,
respectively, for the year ended October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $189,825,40
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $30,096,256
Gross unrealized depreciation                                     (24,322,913)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $5,773,343
--------------------------------------------------------------------------------


5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1998, the commitment fee allocated to the Portfolio was $765. Since the line of credit was established, there have been no borrowings.

SMALL CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, SMALL CAP GROWTH PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.
   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.







PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1998

ISSUER                                     SHARES                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 6.4%
--------------------------------------------------------------------------------
General Electric Co.                             450,000           $ 39,375,000
                                                                   -------------

COMMERCIAL SERVICES -- 4.0%
--------------------------------------------------------------------------------
Interpublic Group
  Companies Inc.                                 214,200             12,530,700
Paychex Inc.                                     233,800             11,631,550
                                                                   -------------
                                                                     24,162,250
                                                                   -------------
CONSUMER DURABLES -- 3.2%
--------------------------------------------------------------------------------
Danaher Corp.                                    265,000             10,583,437
Leggett & Platt Inc.                             239,500              5,598,312
SafeskinCorp                                     156,500              3,462,562
                                                                   -------------
                                                                     19,644,311
                                                                   -------------
CONSUMER NON-DURABLES -- 10.5%
--------------------------------------------------------------------------------
Cintas Corp.                                     184,500              9,870,750
Clorox Co.                                       124,000             13,547,000
Coca Cola Co.                                    167,000             11,293,375
Gillette Co.                                     192,000              8,628,000
Procter & Gamble Co.                             231,000             20,530,125
                                                                   -------------
                                                                     63,869,250
                                                                   -------------
CONSUMER SERVICES -- 1.2%
--------------------------------------------------------------------------------
Clear Channel
  Communications*                                162,400              7,399,350
                                                                   -------------
FINANCE -- 9.7%
--------------------------------------------------------------------------------
American International
Group Inc.                                        80,350              6,849,838
Federal National
Mortgage Association                             268,000             18,977,750
Fifth Third Bancorp                              120,200              7,963,250
Finova Group Inc.                                139,000              6,776,250
Star Banc Cor                                     90,300              6,828,938
Zions Bancorp                                    226,000             11,992,125
                                                                   -------------
                                                                     59,388,151
                                                                   -------------
HEALTHCARE -- 12.4%
--------------------------------------------------------------------------------
Cardinal Health Inc.                             135,800             12,841,588
HBO & Co.                                        299,500              7,861,875
HealthManagement
  Associates Inc.                                430,000              7,659,375
Issuer  Shares  Value
Lincare Holdings Inc.*                           213,600              8,530,650
Medtronic Inc.                                   209,500             13,617,500
Schering Plough Corp.                            200,000             20,575,000
Steris Corp.                                     191,800              4,411,400
                                                                   -------------
                                                                     75,497,388
                                                                   -------------
RETAIL -- 7.4%
--------------------------------------------------------------------------------
Home Depot                                       203,900              8,869,650
Kohls Corp.*                                     104,900              5,015,531
Wal Mart Stores Inc.                             325,500             22,459,500
Walgreen Co.                                     181,400              8,831,913
                                                                   -------------
                                                                     45,176,594
                                                                   -------------

PHARMACEUTICAL -- 16.9%
--------------------------------------------------------------------------------
Elan Corp. PLC                                    84,000              5,885,250
Eli Lilly & Co.                                  265,000             21,448,438
Johnson & Johnson                                220,000             17,930,000
Merck & Co.                                      142,000             19,205,500
Pfizer Inc.                                      200,000             21,462,500
Warner Lambert Co.                               224,000             17,556,000
                                                                   -------------
                                                                    103,487,688
                                                                   -------------
TECHNOLOGY -- 23.6%
--------------------------------------------------------------------------------
Automatic Data
Processing Inc.                                  153,400             11,936,438
BMC Software Inc.*                               147,200              7,074,800
Cisco Systems Inc.*                              255,150             16,074,450
Compaq Computer
Corp.*                                           288,700              9,130,137
Compuware Corp.*                                 124,400              6,740,925
EMC Corp.*                                       193,600             12,463,000
Intel Corp.                                      229,000             20,423,937
Microsoft Corp.*                                 379,500             40,179,562
Solectron Corp.*                                 133,600              7,648,600
SunGard
Data Systems*                                    377,000             12,723,750
                                                                   -------------
                                                                    144,395,599
                                                                   -------------
UTILITIES -- 2.1%
--------------------------------------------------------------------------------
Ameritech Corp.                                  239,300             12,907,244
                                                                   -------------
Total Common Stocks
  (Identified Cost
  $477,491,908)                                                     595,302,825
                                                                   -------------

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                 (Continued)            OCTOBER 31, 1998

ISSUER                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 5.6%
--------------------------------------------------------------------------------
Aubrey G. Lanston Repurchase
  Agreement 5.45%
  due 11/02/98 proceeds
  at maturity $17,123,774
  (Collateralized by $16,184,000
  U.S.Treasury Note, 6.625%
  due 03/31/02, valued at
  $17,458,490)                                                     $ 17,116,000

HSBC Repurchase Agreement
5.40% due 11/02/98 proceeds
at maturity $17,123,702
(Collateralized by $11,917,000
U.S. Treasury Note, 9.25%
due 02/15/16, valued at
$17,179,547)                                                         17,116,000

TOTAL SHORT-TERM OBLIGATIONS                                         34,232,000

TOTAL INVESTMENTS
  (Identified Cost
  $511,723,908)                                   103.0%            629,534,825

OTHER ASSETS,
  LESS LIABILITIES                                 (3.0)            (18,630,358)
                                                  -----            -------------
Net Assets                                        100.0%           $610,904,467
                                                  =====            =============
* Non income producing securities

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $511,723,908)     $629,534,825
Cash                                                                        340
Dividends and interest receivable                                       281,880
--------------------------------------------------------------------------------
  Total assets                                                      629,817,045
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    18,272,508
Payable to affiliates--Management fees (Note 2)                         286,281
Accrued expenses and other liabilities                                  353,789
--------------------------------------------------------------------------------
  Total liabilities                                                  18,912,578
--------------------------------------------------------------------------------
NET ASSETS                                                         $610,904,467
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $610,904,467
================================================================================


LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME:

Dividend income                                 $ 3,787,649
Interest income                                   1,185,975
--------------------------------------------------------------------------------
                                                                   $  4,973,624
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                          3,167,841
Custody and fund accounting fees                    342,809
Legal fees                                           34,064
Audit fees                                           31,200
Trustees fees                                         5,561
Other                                               167,111
--------------------------------------------------------------------------------
Total expenses                                    3,748,586
--------------------------------------------------------------------------------
Net investment income                             1,225,038
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Unrealized appreciation of investments           65,314,684
Less unrealized appreciation from
  contributed assets (Note 1)                    10,248,832
--------------------------------------------------------------------------------
Unrealized appreciation of investments                               55,065,852
Net realized gain from investment transactions                       61,181,518
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                   116,247,370
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $117,472,408
================================================================================
See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                     YEAR       TEN MONTHS
                                     ENDED          ENDED            YEAR ENDED
                                   OCTOBER 31,  OCTOBER 31, 1997    DECEMBER 31,
                                     1998         (NOTE 1F)             1996
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment income             $   1,225,038   $  1,639,995    $  3,049,790
Net realized gain on investment
  transactions                       61,181,518     60,297,277      28,518,761
Unrealized appreciation of
  investments                        55,065,852      1,141,934       4,832,223
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                   117,472,408     63,079,206      36,400,774
--------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions
  (Note 1)                          369,790,712     38,002,991      61,756,061
Value of withdrawals               (201,271,389)   (64,731,733)    (55,752,909)
--------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from capital
  transactions                      168,519,323    (26,728,742)      6,003,152
--------------------------------------------------------------------------------
Net Increase in Net Assets:         285,991,731     36,350,464      42,403,926
--------------------------------------------------------------------------------
Net Assets:

Beginning of period                 324,912,736    288,562,272     246,158,346
--------------------------------------------------------------------------------
End of period                      $610,904,467   $324,912,736    $288,562,272
--------------------------------------------------------------------------------


LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                   MAY 1, 1994
                               TEN MONTHS                       (COMMENCEMENT OF
                       YEAR      ENDED           YEAR ENDED       OPERATIONS) TO
                      ENDED    OCTOBER 31,       DECEMBER 31,      DECEMBER 31,
                   OCTOBER 31,    1997     -------------------------------------
                      1998      (NOTE 1F)      1996         1995        1994
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)       $610,904   $324,913    $288,562    $246,158    $186,685
Ratio of expenses to
  average net assets       0.71%      0.60%*      0.60%       0.60%       0.60%*
Ratio of net investment
  income to average net
  assets                   0.23%      0.62%*      1.10%       1.73%       1.81%*
Portfolio turnover           53%       103%         90%         67%         35%
================================================================================
* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), (formerly Equity Portfolio), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $12,183,616, $34,554,616, $38,508,816 and
$16,346,503  including  $1,107,028,   $3,598,984,   $4,092,260  and  $1,450,560,
respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current year contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     F. Change in Fiscal Year End During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

     G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

     The management fees paid to Citibank, amounted to $3,167,841 for the year ended October 31, 1998. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $262,967,294  and   $456,978,747,
respectively, for the year ended October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $511,980,788
================================================================================
Gross unrealized appreciation                                  $126,276,678
Gross unrealized depreciation                                    (8,722,641)
--------------------------------------------------------------------------------
Net unrealized appreciation                                    $117,554,037
================================================================================

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
LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1998, the commitment fee allocated to the Portfolio was $1,788. Since the line of credit was established, there have been no borrowings.


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

LARGE CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, LARGE CAP GROWTH PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998


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